Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Expense Related to Post-employment Benefit Plans under Defined Contribution Plans
The expenses related to post-employment benefit plans under defined contribution plans for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Expense related to post-employment benefit plans under defined contribution plans	￦	35,538	42,825	46,846

Amounts Recognized in Relation to Net Defined Benefit Liabilities in Statements of Financial Position
1)	The amounts recognized in relation to net defined benefit liabilities in the statements of financial position as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Present value of funded obligations	￦	2,117,829	2,416,203
Fair value of plan assets(*1)		(1,997,717)	(2,255,149)
Present value of non-funded obligations		19,332	15,677

Net defined benefit liabilities	￦	139,444	176,731

(*1)
As of December 31, 2018 and 2019, the Company recognized net defined benefit assets amounting to
￦
1,489 million and
￦
4,280 million, respectively, since there are consolidated entities whose fair value of plan assets exceeded the present value of defined benefit obligations.

Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets
2)	Changes in present value of defined benefit obligations for the years ended December 31, 2018 and 2019 were as follows:

(in millions of Won)	2018		2019
Defined benefit obligations at the beginning of year	￦	1,843,135	2,137,161
Current service costs		212,323	236,735
Interest costs		54,950	51,900
Remeasurements :		212,678	152,713
- Gain from change in financial assumptions		173,084	103,850
- Loss (gain) from change in demographic assumptions		526	(492)
- Others		39,068	49,355
Benefits paid		(189,165)	(152,275)
Others		3,240	5,646

Defined benefit obligations at the end of year	￦	2,137,161	2,431,880

3)	Changes in fair value of plan assets for the years ended December 31, 2018 and 2019 were as follows:

(in millions of Won)	2018		2019
Fair value of plan assets at the beginning of year	￦	1,714,166	1,997,717
Interest on plan assets		50,784	48,210
Remeasurement of plan assets		(19,761)	(8,692)
Contributions to plan assets		408,326	342,915
Benefits paid		(163,112)	(124,962)
Others		7,314	(39)

Fair value of plan assets at the end of year	￦	1,997,717	2,255,149

Fair Value of Plan Assets
4)	The fair value of plan assets as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Equity instruments	￦	3,151	10,386
Debt instruments		692,825	1,013,716
Deposits		1,244,802	1,159,455
Others		56,939	71,592

	￦	1,997,717	2,255,149

Amounts Recognized in Consolidated Statements of Comprehensive Income
5)	The amounts recognized in consolidated statements of comprehensive income for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Current service costs	￦	209,612	212,323	236,735
Net interest costs(*1)		(9,686)	4,166	3,690

	￦	199,926	216,489	240,425

(*1)	The actual return on plan assets amounted to ￦ 30,422 million, ￦ 31,023 million and ￦ 39,518 million for the years ended December 31, 2017, 2018 and 2019, respectively.
The expenses by function were as follows:

(in millions of Won)	2017		2018	2019
Cost of sales	￦	131,724	150,822	169,206
Selling and administrative expenses		67,424	64,505	70,060
Others		778	1,162	1,159

	￦	199,926	216,489	240,425

Accumulated Actuarial Gains (Losses), Net of Tax Recognized in Other Comprehensive Income
6)	Accumulated actuarial gains (losses), net of tax recognized in other comprehensive income for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Beginning	￦	(251,612)	(299,155)	(472,644)
Current actuarial gains (losses)		(47,543)	(173,489)	(117,152)

Ending	￦	(299,155)	(472,644)	(589,796)

Principal Actuarial Assumptions
7)	The principal actuarial assumptions as of December 31, 2018 and 2019 are as follows:

(%)	2018	2019
Discount rate	2.24~10.03	1.72 ~ 13.00
Expected future increase in salaries(*1)	2.54~10.00	2.00 ~ 11.00

(*1)	The expected future increase in salaries is based on the average salary increase rate for the past 3 years.

Changes to Defined Benefit Obligation Due to Reasonably Possible Changes to one of the Relevant Actuarial Assumptions
8)
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding the other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

(in millions of Won)	1% Increase			1% Decrease
	Amount		Percentage(%)	Amount	Percentage(%)
Discount rate	￦	(167,767)	(6.9)	194,809	8.0
Expected future increase in salaries		195,098	8.0	(170,997)	(7.0)

Maturity of Expected Benefit Payments
9)	As of December 31, 2019, the maturity of the expected benefit payments are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	5 years - 10 years	10 years - 20 years	After 20 years	Total
Benefits paid	￦	279,554	928,288	513,133	771,500	409,976	2,902,451